UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2002

Check here if Amendment [X]; Amendment Number:    9

         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Clincher Capital Corporation
Address:          227 West Monroe Street, Suite 4800
                  Chicago, Illinois   60606

Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   President
Phone:   (312) 739-2138

Signature, Place, and Date of Signing:

 /s/ David S. Richter             Chicago, Illinois              May 15, 2002
-------------------------------------------------------------------------------
     [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459                   Waveland International, Ltd.




                        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            1
                                                     ------------------

Form 13F Information Table Entry Total:                       24
                                                     ------------------

Form 13F Information Table Value Total:              $        6,268
                                                      -----------------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.               Form 13F File Number                        Name

         1             28-05463                         David S. Richter
    --------                                            -----------------------






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

                                                   Form 13F Information Table



  Column 1          Column 2        Column 3       Column 4            Column 5          Column 6     Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of Class    CUSIP          Value    Shrs or     Sh/   Put/     Investment     Other       Voting Authority
                                                   (X$1000)  Prn Amt     Prn   Call     Discretion    Managers
                                                                                                                 Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AVALON HLDGS         COM          05343P109              58     20,000   SH             DEFINED        1           20,000
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS INC     COM          09688T106              52      4,000   SH             DEFINED        1            4,000
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP.          COM          125509109             101      1,000   SH             DEFINED        1            1,000
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS             COM          17453B101             140     13,000   SH             DEFINED        1           13,000
COMMUNICATIONS
COMPANY
------------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO        COM          242370104              68        900   SH             DEFINED        1              900
------------------------------------------------------------------------------------------------------------------------------------
DYCOM INDUSTRIES,    COM          267475101             120      8,000   SH             DEFINED        1            8,000
INC.
------------------------------------------------------------------------------------------------------------------------------------
FMC CORP             COM          302491303              31        750   SH             DEFINED        1              750
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP-FON      COM          852061100              61      4,000   SH             DEFINED        1            4,000
GROUP
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA     COM          45840J107              88      5,000   SH             DEFINED        1            5,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
IDT CORP CLASS B     COM          448947309             106      6,000   SH             DEFINED        1            6,000
SHARES
------------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL, INC.     COM          481165108             130      8,000   SH             DEFINED        1            8,000
------------------------------------------------------------------------------------------------------------------------------------
LAKES GAMING INC.    COM          51206P109              98     14,000   SH             DEFINED        1           14,000
------------------------------------------------------------------------------------------------------------------------------------
MAPICS, INC.         COM          564910107              30      4,000   SH             DEFINED        1            4,000
------------------------------------------------------------------------------------------------------------------------------------
MATTEL, INC.         COM          577081102             146      7,000   SH             DEFINED        1            7,000
------------------------------------------------------------------------------------------------------------------------------------






                                                          Form 13F Information Table


  Column 1          Column 2        Column 3       Column 4            Column 5          Column 6     Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer     Title of Class    CUSIP          Value    Shrs or     Sh/   Put/     Investment     Other      Voting Authority
                                                   (X$1000)  Prn Amt     Prn   Call     Discretion    Managers
                                                                                                                 Sole  Shared  None


MAXXAM GROUP, INC.   COM          577913106              80    6,000     SH             DEFINED        1            6,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL PRESTO IND  COM          637215104              58    2,000     SH             DEFINED        1            2,000
INC
------------------------------------------------------------------------------------------------------------------------------------
NEWELL               COM          651229106              64    2,000     SH             DEFINED        1            2,000
RUBBERMAID, INC.
------------------------------------------------------------------------------------------------------------------------------------
OPTICAL CABLE CORP   COM          683827109              10   10,000     SH             DEFINED        1           10,000
------------------------------------------------------------------------------------------------------------------------------------
WATER PIK            COM          94113U100              71    7,000     SH             DEFINED        1            7,000
TECHNOLOGIES INC
------------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST       CL A NON     755267101             103    4,600     SH             DEFINED        1            4,600
ASSOCIATION, INC.    VTG
------------------------------------------------------------------------------------------------------------------------------------
STRATTEC SECURITY    COM          863111100              23      500     SH             DEFINED        1              500
CORP
------------------------------------------------------------------------------------------------------------------------------------
TIMBERLAND           CL A         887100105              19      450     SH             DEFINED        1              450
COMPANY
------------------------------------------------------------------------------------------------------------------------------------
THE CRONOS GROUP     ORD          L20708100           2,187  554,312     SH             DEFINED        1          554,312
------------------------------------------------------------------------------------------------------------------------------------
HEARTLAND            UT LTD       422357103           2,424  171,601     SH             DEFINED        1          171,601
PARTNERS LP          PARTNER
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